CONCENTRATIONS OF RISK (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Counterparty A - Piceance Basin | Revenue | Customer concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage	20.00%	21.00%	27.00%
Counterparty A - Piceance Basin | Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage	27.00%	36.00%
Counterparty B - Barnett Shale | Revenue | Customer concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage		15.00%	19.00%
Counterparty B - Barnett Shale | Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage		10.00%
Counterparty C - Williston Basin - Gas | Revenue | Customer concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage			0.00%
Counterparty C - Williston Basin - Gas | Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage	13.00%
Counterparty D - Marcellus Shale | Revenue | Customer concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage			0.00%
Counterparty E - Piceance Basin | Revenue | Customer concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage			0.00%
Counterparty F - Barnett Shale | Revenue | Customer concentration
CONCENTRATIONS OF RISK
Concentration risk, percentage			14.00%